Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary									$ 1,159	$ 3,562	$ 1,491
Interest and other income									2,289	662	1,930
Total revenues	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 120,288	$ 102,374	$ 108,566	$ 94,320	462,397	425,548	360,634
Expense [Abstract]
Interest expense									145,448	142,519	120,399
Selling, general and administrative									33,674	41,033	39,593
Total expenses									434,200	356,673	303,560
Net income before provision for income taxes									28,197	68,875	57,074
Income tax benefit									5,399	8,691	3,134
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	$ 53,940
Weighted average number of shares [Abstract]
Basic (in shares)									41,222,690	41,405,211	34,129,880
Diluted (in shares)									41,315,149	41,527,584	34,243,456
Earnings per share [Abstract]
Basic (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55
Diluted (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries									$ 17,065	$ 59,447	$ 52,980
Equity in earnings from unconsolidated subsidiary									1,159	3,562	1,491
Intercompany management fee income									15,053	16,921	15,780
Intercompany interest income									48,077	22,394	1,407
Interest and other income									224	215	185
Total revenues									81,578	102,539	71,843
Expense [Abstract]
Interest expense									48,013	28,089	1,887
Selling, general and administrative									12,987	15,520	17,644
Total expenses									61,000	43,609	19,531
Net income before provision for income taxes									20,578	58,930	52,312
Income tax benefit									(2,220)	(1,254)	(1,628)
Net income									$ 22,798	$ 60,184	$ 53,940
Weighted average number of shares [Abstract]
Basic (in shares)									41,222,690	41,405,211	34,129,880
Diluted (in shares)									41,315,149	41,527,584	34,243,456
Earnings per share [Abstract]
Basic (in dollars per shares)									$ 0.52	$ 1.42	$ 1.55
Diluted (in dollars per shares)									$ 0.52	$ 1.42	$ 1.55

[1]	As restated